Term Loans (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of long term debt
Net payments	$ 391,000	$ 442,000	$ 469,573
Less: Current portion of term loans	(343,000)	(318,000)	(261,742)
Long-term portion term loans, net of debt discount	48,000	124,000	207,831
Term Loans [Member]
Components of long term debt
Net payments	5,060,000	20,389,683	15,459,369
Less: Current portion of term loans	(2,047,000)	(5,380,185)	(3,618,211)
Long-term portion term loans, net of debt discount	3,013,000	15,009,498	11,841,158
PNC revolving credit facility, secured by accounts receivable [Member]
Components of long term debt
Net payments	134,000
Term loan, MidMarket Capital [Member]
Components of long term debt
Net payments		13,706,000	14,817,369
Promissory notes, unsecured, maturing in January 2014 [Member]
Components of long term debt
Net payments		1,725,000
12% convertible note payable [Member]
Components of long term debt
Net payments	4,926,000	4,958,000
Convertible promissory notes, unsecured, matured in December 2012 [Member]
Components of long term debt
Net payments			27,500
Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]
Components of long term debt
Net payments			9,500
Promissory notes, unsecured, matured in October 2012 [Member]
Components of long term debt
Net payments			195,000
18% convertible promissory note maturing in January 2013 [Member]
Components of long term debt
Net payments			210,000
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012 [Member]
Components of long term debt
Net payments			$ 200,000